Investment Strategy - Virtus Global Allocation Fund	Aug. 26, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by primarily investing across global equity securities and U.S. fixed income instruments, with the majority of those assets indirectly invested in those asset classes through mutual funds and/or exchange-traded funds (“ETFs”), including those managed by the fund’s subadvisers and/or their affiliates. The fund may also invest directly in such asset classes, such as through common stocks, individual bonds, convertible securities, and in derivative instruments such as equity-linked notes and futures. The fund’s allocations to different strategies and instruments are expected to vary over time and from time to time.

The fund’s subadvisers select investments based on their classifications, risk/return expectations, income potential and other factors. The fund’s baseline long-term allocation consists of 60% to global equity exposure (the “Equity Component”) and 40% to fixed income exposure (the “Fixed Income Component”), which is also the allocation of the blended benchmark index against which the fund’s portfolio is managed. The Equity Component can include direct or indirect exposure to equity securities of any market capitalization, including small capitalization, any sector and from any country, including emerging markets. Under normal circumstances, the Equity Component will be invested in securities of both U.S. and non-U.S. issuers. The fund’s subadviser determines the country of each issuer of the fund’s investments and generally bases its determination on the country of the issuer’s domicile. The Fixed Income Component primarily consists of direct or indirect exposure to fixed income securities from any sector, of any credit-quality including high yield bonds (commonly known as “junk bonds”), from any part of the capital structure including loans, preferred securities and convertibles, denominated in any currency and issued by any country including emerging markets. Depending on market conditions, the Equity Component may range between approximately 50% and 70% of the fund’s assets. The Fixed Income Component may range between approximately 10% and 70% of the fund’s assets. The fund’s investments in each component may vary from the ranges due to market movements, and it is at the portfolio managers’ discretion when to bring the fund back within the range. The portfolio managers adjust the fund’s exposure to each of the Equity Component and the Fixed Income Component in response to changes in their views based on their analysis of market, macroeconomic and other factors, such as equity price levels, interest rate levels and their anticipated direction. Such adjustments may be achieved through purchases and/or sales of the fund’s holdings in the Equity Component and/or the Fixed Income Component, and/or through the use of derivatives. As a result of its derivative positions, the fund may have gross investment exposures in excess of 100% of its net assets (i.e., the fund may be leveraged) and therefore subject to a heightened risk of loss. The fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not directly or indirectly own those underlying assets or indices.

Under normal circumstances, the fund will seek to generate additional income by buying equity-linked notes (ELNs) that are designed by the fund's portfolio management team to have the effect of writing (selling) covered call options on a portion of its equity portfolio. In implementing its investment strategies, the fund also may make substantial use of other over-the-counter (OTC) and exchange-traded derivatives, including futures contracts, credit default swaps and options (calls and puts) purchased or sold by the fund. The fund may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. Derivatives positions are eligible to be held in both the Equity Component and the Fixed Income Component of the fund. The fund may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the fund’s obligations under derivative transactions.

The fund may liquidate a holding if it locates another instrument that offers a more attractive exposure to an asset class or when there is a change in the fund’s target asset allocation, or if the instrument is otherwise deemed inappropriate.